Prepayments, Other Receivables and Other Current Assets - Schedule of Prepayments, Other Receivables and Other Current Assets (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Prepayments, Other Receivables and Other Current Assets [Abstract]
Deposits and prepayments	$ 97,326	$ 105,845	$ 77,538
Advance to suppliers		3,281,246	460,657
Deposits to vendors	6,305,187	3,281,246
Prepayments, other receivables and other current assets	$ 6,402,513	$ 3,387,091	$ 538,195